Cover	Mar. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 21, 2023, Lucy Scientific Discovery Inc. filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Filing”). The Original Filing inadvertently omitted disclosure pursuant to Item 3.02 of Form 8-K. The purpose of this Current Report on Form 8-K/A is to include this disclosure. No other changes have been made to the Original Filing.
Document Period End Date	Mar. 20, 2023
Entity File Number	001-41616
Entity Registrant Name	Lucy Scientific Discovery Inc.
Entity Central Index Key	0001865127
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	301-1321 Blanshard Street
Entity Address, Address Line Two	Victoria
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V8W 0B6
City Area Code	778
Local Phone Number	410-5195
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	LSDI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false